Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 152,760,888	$ 150,204,527	$ 145,003,021
Total revenues	152,760,888	150,204,527	145,003,021
Expenses
Voyage expenses	20,306,407	20,342,186	12,259,795
Voyage expenses – related party	1,871,071	1,867,100	1,799,209
Charter hire expenses	0	0	318,606
Vessels' operating expenses	53,909,328	60,443,813	52,344,721
Vessels' operating expenses – related party	1,035,450	1,065,750	950,500
Dry-docking costs	2,954,575	5,285,490	3,640,327
Management fees – related party	5,242,990	5,831,900	5,599,351
General and administrative expenses (including $1,084,961, $1,126,112 and $1,012,829 to related party)	3,404,141	4,337,013	2,301,308
Depreciation	27,814,901	37,125,903	37,455,093
Impairment loss	3,167,034	44,616,214	3,857,307
Net loss on sale of vessels	408,637	304,210	1,134,854
Total expenses	120,114,534	181,219,579	121,661,071
Income/(Loss) from operations	32,646,354	(31,015,052)	23,341,950
Other (expenses)/income
Interest and finance costs	(12,076,300)	(12,678,101)	(14,129,893)
(Loss)/ gain on derivatives	1,698,462	240,153	(50,976)
Interest income	1,098,789	26,379	167,794
Foreign exchange (loss)/gain	23,373	(23,288)	(54,374)
Other expenses, net	(9,255,676)	(12,434,857)	(14,067,449)
Income/(Loss) before equity in earnings of investees	23,390,678	(43,449,909)	9,274,501
Equity earnings in joint ventures	10,862,687	8,326,701	2,709,984
Net Income/(Loss)	$ 34,253,365	$ (35,123,208)	$ 11,984,485
Earnings/(Loss) per share
Basic	$ 0.9	$ (0.93)	$ 0.31
Diluted	$ 0.9	$ (0.93)	$ 0.31
Weighted average number of shares
Basic	37,961,560	37,858,437	38,357,893
Diluted	37,961,673	37,858,437	38,357,893